                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act File Number 811-10371

                             LORD ABBETT BLEND TRUST
                             -----------------------
               (Exact name of Registrant as specified in charter)


                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
               (Address of principal executive offices) (zip code)


           Christina T. Simmons, Vice President & Assistant Secretary
                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 201-6984

Date of fiscal year end:  7/31

Date of reporting period: 7/31/2003

ITEM 1: Report to Shareholders.

[LORD ABBETT LOGO]

 2003
  ANNUAL
     REPORT

  LORD ABBETT
  SMALL-CAP BLEND FUND


  FOR THE YEAR ENDED JULY 31, 2003

LORD ABBETT SMALL-CAP BLEND FUND
ANNUAL REPORT
FOR THE FISCAL YEAR ENDED JULY 31, 2003

DEAR SHAREHOLDERS: We are pleased to provide you with an overview of the Lord Abbett Small-Cap Blend Fund's (the "Fund") strategies and performance for the fiscal year ended July 31, 2003. On this and the following pages, we discuss the major factors that influenced performance.

     Thank you for investing in Lord Abbett Mutual Funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,

/s/ Robert S. Dow

ROBERT S. DOW
CHAIRMAN
--------------------------------------------------------------------------------

MARKET REVIEW(1)

     The Fund's fiscal year began with low expectations as a result of the downward economic revisions experienced during an extremely negative third quarter of 2002. But, as the third quarter progressed, economic data began to reveal some positive news. As the economy moved toward the end of 2002, corporations appeared to be overly cautious. Concerns existed that corporate earnings would not improve as rapidly as anticipated, and economic growth would continue at a slower-than-expected pace. In addition, higher oil prices and the threat of international conflict weighed on investor confidence and economic recovery.

     In November 2002, the Federal Reserve Board (the "Fed") surprised the markets with a 50 basis point cut in the fed funds rate--its twelfth cut in two years. As the new year approached, investors seemed more willing to take on risk to achieve higher returns, providing a boost to the corporate bond market.

     War and general geopolitical concerns had a negative effect on the psyche of businesses and consumers during the first part of the new year. Corporations entered the first quarter of 2003 cautiously and remained wary, selling existing inventories and announcing layoffs, as the economy continued to decelerate. The unemployment rate in the U.S. rose in the last seven months, reaching 6.2% by July. Consumers responded to heightened war threats and treacherous weather conditions on the east coast by reducing spending. But, as the coalition's war effort made clear progress in the early spring, the fog of global uncertainty lifted, and broad equity indices experienced meaningful advances.

     On June 25th, 2003 the Fed cut interest rates 25 basis points to 1%, in a continued attempt to spark the economy. With interest rates at levels not seen for over 40 years, the Fed is attempting a variety of measures to promote and sustain growth.

     Over the past year, the U.S. dollar weakened versus the euro. A weaker dollar can translate into more competitive pricing for U.S. goods overseas. Additionally, imports can become more expensive and less attractive to the U.S. consumer, resulting in higher sales of American-made goods within the U.S.--providing further stimulus for economic growth. During the second quarter of 2003, President Bush signed into law a tax reform/economic stimulus package with accelerated tax cuts and dividend exclusions, which should benefit after-tax consumer purchasing power.

FUND REVIEW(1)

     The Fund returned 27.6%(2) for the year ended July 31, 2003, outperforming its benchmark, the Russell 2000(R) Index(3), which returned 23.1% for the same period. STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS FOR 1 YEAR AND SINCE INCEPTION (6/26/01) WERE -4.95%, AND 1.27%, RESPECTIVELY, AS OF JUNE 30, 2003(4). FOR
ADDITIONAL PERFORMANCE INFORMATION PLEASE SEE PAGE 4.

     The primary driver of performance in the Fund was stock selection in the auto and transportation sector, as the prospects for economic recovery became apparent. Specifically, holdings of manufacturers in the trucking industry appreciated, as an economic revival increased companies' profit expectations. The Fund's performance was also boosted by stock selection in the consumer discretionary sector.

     The largest detractor from Fund performance was stock selection in the financial services sector. Fund holdings declined from lower revenues based on difficult pricing trends and weaker-than-expected consumer spending. Lower earnings in the sector also reflected higher-than-expected operating expenses. In addition, stock selection in the energy sector hurt performance.


PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
(1) The views of the Fund's management and the portfolio holdings described in this report are as of July 31, 2003; these views and portfolio holdings may have changed subsequent to this date. Information provided in this report should not be considered a recommendation to purchase or sell securities.
(2) Reflects performance at the Net Asset Value of Class A shares, with all distributions reinvested, for the fiscal year ended July 31, 2003.
(3) The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, and represents approximately 8% of the total market capitalization of the Russell 3000(R) Index. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.
(4) Reflects performance at the maximum 5.75% sales charge applicable to class A share investments and includes the reinvestment of all distributions.

IMPORTANT PERFORMANCE AND OTHER INFORMATION

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's Prospectus.

PERFORMANCE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF ONGOING MARKET VOLATILITY, FUND PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. The Fund offers several classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Prospectus.

The Fund is actively managed and, as a result, asset allocation may change. Sectors may include many industries.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. For more complete information about this or any Lord Abbett Mutual Fund, including risks, charges and ongoing expenses, please call your Investment Professional or Lord Abbett Distributor LLC at 888-522-2388 for a Prospectus. An investor should read the Prospectus carefully before investing.

INVESTMENT COMPARISON

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Russell 2000(R) Index (the "Index") assuming reinvestment of all distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

[CHART]

                  THE FUND (CLASS A SHARES)   THE FUND (CLASS A SHARES) AT    RUSSELL 2000(R)
                  AT NET ASSET VALUE          MAXIMUM OFFERING PRICE(1)       INDEX(2)
 26-Jun-01                         $ 10,000                       $  9,425           $ 10,000
 9/30/2001                         $  8,976                       $  8,460           $  7,921
12/31/2001                         $ 10,850                       $ 10,226           $  9,592
 3/31/2002                         $ 11,437                       $ 10,780           $  9,973
 6/30/2002                         $ 10,791                       $ 10,171           $  9,141
 9/30/2002                         $  8,802                       $  8,296           $  7,184
12/31/2002                         $  9,220                       $  8,690           $  7,627
 3/31/2003                         $  8,634                       $  8,137           $  7,285
 6/30/2003                         $ 10,882                       $ 10,256           $  8,991
 7/31/2003                         $ 11,648                       $ 10,978           $  9,553

                              FISCAL YEAR-END 7/31
               AVERAGE ANNUAL TOTAL RETURN AT MAXIMUM APPLICABLE
               SALES CHARGE FOR THE PERIOD ENDED JULY 31, 2003

                                        1 YEAR    LIFE OF FUND
               CLASS A(3)               20.23%           4.56%
               CLASS B(4)               22.75%           5.54%
               CLASS C(5)               26.75%           6.88%
               CLASS P(6)               27.64%           7.63%
               CLASS Y(7)               27.72%           7.72%

(1) Reflects the deduction of the maximum initial sales charge of 5.75%.
(2) Performance of the unmanaged Index does not reflect any fees or expenses. The performance of the Index is not necessarily representative of the Fund's performance.
(3) Performance is calculated from June 26, 2001, SEC effective date. The Class A shares were first offered to the public on July 2, 2001. This shows total return which is the percent change in value, after deduction of the maximum initial sales charge of 5.75% applicable to Class A Shares, with all distributions reinvested for the periods shown ended July 31, 2003, using the SEC-required uniform method to compute such return.
(4) Performance is calculated from June 26, 2001, SEC effective date. The Class B shares were first offered to the public on July 2, 2001. Performance reflects the deduction of a CDSC of 4% for 1 year and 3% for the life of the class.
(5) Performance is calculated from June 26, 2001, SEC effective date. The Class C shares were first offered to the public on July 2, 2001. The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance is at net asset value.
(6) Performance is calculated from June 26, 2001, SEC effective date. The Class P shares were first offered to the public on July 2, 2001. Performance is at net asset value.
(7) Performance is calculated from June 26, 2001, SEC effective date. The Class Y shares were first offered to the public on July 2, 2001. Performance is at net asset value.

SCHEDULE OF INVESTMENTS
JULY 31, 2003

                                                                           VALUE
INVESTMENTS                                                SHARES          (000)
--------------------------------------------------------------------------------
COMMON STOCKS 93.21%

AUTO COMPONENTS 1.61%
Wabash National Corp.*                                     95,500   $      1,676
                                                                    ------------

BANKS 1.60%
Hanmi Financial Corp.                                      91,089          1,662
                                                                    ------------

BIOTECHNOLOGY RESEARCH & PRODUCTION 4.29%
Antigenics, Inc.*                                          54,400            681
Arthrocare Corp.*                                         159,636          2,674
Serologicals Corp.*                                        73,000          1,121
                                                                    ------------
TOTAL                                                                      4,476
                                                                    ------------

BUILDING: MATERIALS 1.55%
Watsco, Inc.                                               92,900          1,619
                                                                    ------------

BUILDING: ROOFING & WALLBOARD 3.10%
Elk Corp.                                                 133,400          3,231
                                                                    ------------

CASINOS & GAMBLING 0.36%
Shuffle Master, Inc.*                                      12,800            375
                                                                    ------------

COMMUNICATIONS & MEDIA 2.35%
Entravision Communications*                               102,000          1,086
Lamar Advertising Co.*                                     39,800          1,366
                                                                    ------------
TOTAL                                                                      2,452
                                                                    ------------

COMMUNICATIONS TECHNOLOGY 1.12%
TALX Corp.                                                 54,303          1,172
                                                                    ------------

COMPUTER SERVICES SOFTWARE & SYSTEMS 3.49%
Websense, Inc.*                                           175,000          3,644
                                                                    ------------

CONSTRUCTION 6.55%
Cavco Industries, Inc.*                                     1,365             26
Centex Corp.                                               27,300          1,981
EMCOR Group, Inc.*                                         54,200   $      2,239
Modtech Holdings, Inc.*                                   275,799          2,579
                                                                    ------------
TOTAL                                                                      6,825
                                                                    ------------

CONSUMER ELECTRONICS 6.85%
LoJack Corp.*                                             418,042          2,425
Take-Two Interactive Software, Inc.*                      105,000          2,793
Universal Electronics, Inc.*                              141,493          1,926
                                                                    ------------
TOTAL                                                                      7,144
                                                                    ------------

DRUGS & PHARMACEUTICALS 1.15%
Medicis Pharm Corp.                                         7,600            444
Noven Pharm, Inc.*                                         67,760            751
                                                                    ------------
TOTAL                                                                      1,195
                                                                    ------------

EDUCATION SERVICES 2.75%
Sylvan Learning Systems, Inc.*                            108,000          2,872
                                                                    ------------

ELECTRONICS 2.89%
BEI Technologies, Inc.                                    221,200          3,017
                                                                    ------------

ELECTRONICS: TECHNOLOGY 3.30%
Titan Corp.*                                              224,200          3,439
                                                                    ------------

FOODS 1.52%
J & J Snack Foods Corp.*                                   46,708          1,583
                                                                    ------------

HEALTH & PERSONAL CARE 4.06%
Healthcare Service Group, Inc.*                            82,700          1,357
Province Healthcare Co.*                                  214,650          2,876
                                                                    ------------
TOTAL                                                                      4,233
                                                                    ------------

HEALTHCARE MANAGEMENT SERVICES 2.03%
AmSurg Corp.*                                              69,700          2,114
                                                                    ------------

HOMEBUILDING 1.40%
Ryland Group, Inc.                                         22,500          1,460
                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (CONCLUDED)
JULY 31, 2003

                                                                           VALUE
INVESTMENTS                                                SHARES          (000)
--------------------------------------------------------------------------------
HOTEL/MOTEL 1.35%
La Quinta Corp.*                                          269,100   $      1,407
                                                                    ------------

INSURANCE: MULTI-LINE 5.55%
Hilb, Rogal & Hamilton Co.                                110,000          3,704
UICI*                                                     148,800          2,080
                                                                    ------------
TOTAL                                                                      5,784
                                                                    ------------

INSURANCE: PROPERTY-CASUALTY 5.61%
HCC Insurance Holdings, Inc.                               77,300          2,310
Ohio Casualty Corp.*                                      238,100          3,541
                                                                    ------------
TOTAL                                                                      5,851
                                                                    ------------

MACHINERY: OIL WELL EQUIPMENT & SERVICES 7.11%
Grey Wolf, Inc.*                                          759,900          2,682
Key Energy Services, Inc.*                                250,700          2,334
Pride Int'l., Inc.*                                       145,200          2,393
                                                                    ------------
TOTAL                                                                      7,409
                                                                    ------------

MEDICAL & DENTAL INSTRUMENTS & SUPPLIES 7.58%
ICU Medical, Inc.*                                         63,900          1,605
Merit Medical Systems, Inc.*                               84,311          2,302
Molecular Devices Corp.*                                   40,600            760
Orthologic Corp.*                                         260,321          1,309
Theragenics Corp.*                                        435,900          1,931
                                                                    ------------
TOTAL                                                                      7,907
                                                                    ------------

PLASTICS 0.52%
Constar Int'l, Inc.*                                       89,000            543
                                                                    ------------

POWER TRANSMISSION EQUIPMENT 1.46%
Regal-Beloit Corp.                                         75,000          1,523
                                                                    ------------

RADIO & TV BROADCASTERS 3.18%
Regent Communications, Inc.*                              582,358          3,319
                                                                    ------------

RECREATIONAL VEHICLES & BOATS 0.65%
Thor Industries, Inc.                                       3,700   $        163
Winnebago Industries                                       13,100            518
                                                                    ------------
TOTAL                                                                        681
                                                                    ------------

RETAIL 0.49%
GTSI Corp.*                                                56,200            513
                                                                    ------------

SAVINGS & LOAN 1.56%
Brookline Bancorp, Inc.                                   109,165          1,625
                                                                    ------------

SERVICES: COMMERCIAL 3.49%
First Consulting Group, Inc.*                             393,522          1,865
Sitel Corp.*                                              172,800            218
SM&A*                                                     166,253          1,553
                                                                    ------------
TOTAL                                                                      3,636
                                                                    ------------

TELECOMMUNICATIONS EQUIPMENT 2.69%
SpectraLink Corp.*                                        169,200          2,805
                                                                    ------------

TOTAL COMMON STOCKS
  (Cost $85,242,417)                                                      97,192
                                                                    ============

                                                        PRINCIPAL
                                                           AMOUNT
                                                            (000)
                                                     ------------
SHORT-TERM INVESTMENT 7.14%

REPURCHASE AGREEMENT 7.14%
Repurchase Agreement dated 7/31/2003, 1.05% due
  8/1/2003 with State Street Bank & Trust Co.
  collateralized by $7,530,000 of Federal National
  Mortgage Assoc. at 2.17% due 9/26/2005;
  value: $7,595,888; proceeds: $7,443,590
  (Cost $7,443,373)                                       $ 7,443          7,443
                                                                    ============
TOTAL INVESTMENTS
  100.35% (Cost $92,685,790)                                        $    104,635
                                                                    ============

   * Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES
July 31, 2003

ASSETS:
   Investment in securities, at value (cost $92,685,790)            $   104,635,224
   Receivables:
     Interest and dividends                                                  31,330
     Investment securities sold                                             895,235
     Capital shares sold                                                  1,302,963
   Prepaid expenses and other assets                                         17,194
-----------------------------------------------------------------------------------
   TOTAL ASSETS                                                         106,881,946
-----------------------------------------------------------------------------------
LIABILITIES:
   Payables:
     Investment securities purchased                                      2,237,678
     Capital shares reacquired                                               71,096
     Management fee                                                          70,137
     12b-1 distribution fees                                                 61,405
     Fund administration                                                      7,760
     Trustees' fees                                                             285
   Accrued expenses and other liabilities                                   157,822
-----------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                      2,606,183
===================================================================================
NET ASSETS                                                          $   104,275,763
===================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                     $    92,922,630
Accumulated net investment loss                                                (285)
Accumulated net realized loss on investments                               (596,016)
Net unrealized appreciation on investments                               11,949,434
-----------------------------------------------------------------------------------
NET ASSETS                                                          $   104,275,763
===================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                      $    59,716,800
Class B Shares                                                      $    21,517,705
Class C Shares                                                      $    23,038,624
Class P Shares                                                      $      1,315.93
Class Y Shares                                                      $      1,317.81

OUTSTANDING SHARES BY CLASS:
Class A Shares                                                            5,098,935
Class B Shares                                                            1,860,612
Class C Shares                                                            1,992,257
Class P Shares                                                               112.14
Class Y Shares                                                               112.13

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                      $         11.71
Class A Shares-Maximum offering price
   (Net asset value plus sales charge of 5.75%)                     $         12.42
Class B Shares-Net asset value                                      $         11.56
Class C Shares-Net asset value                                      $         11.56
Class P Shares-Net asset value                                      $         11.73
Class Y Shares-Net asset value                                      $         11.75
===================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS
For the Year Ended July 31, 2003

INVESTMENT INCOME:
Dividends                                                           $      231,290
Interest                                                                    47,143
----------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                    278,433
----------------------------------------------------------------------------------
EXPENSES:
Management fee                                                             507,004
12b-1 distribution plan-Class A                                            146,897
12b-1 distribution plan-Class B                                            145,847
12b-1 distribution plan-Class C                                            144,965
12b-1 distribution plan-Class P                                                  5
Shareholder servicing                                                      268,305
Professional                                                                44,397
Reports to shareholders                                                     54,504
Fund accounting                                                             10,606
Fund administration                                                         24,420
Custody                                                                     16,684
Trustees' fees                                                                 423
Registration                                                                55,544
Other                                                                       36,656
----------------------------------------------------------------------------------
Gross expenses                                                           1,456,257
   Expense reductions                                                       (1,044)
   Management fee waived                                                  (119,623)
----------------------------------------------------------------------------------
NET EXPENSES                                                             1,335,590
----------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                     (1,057,157)
----------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN:
Net realized gain on investments                                             9,303
Net change in unrealized appreciation/depreciation on investments       21,299,623
==================================================================================
NET REALIZED AND UNREALIZED GAIN                                        21,308,926
==================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $   20,251,769
==================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        YEAR ENDED             YEAR ENDED
INCREASE IN NET ASSETS                                               JULY 31, 2003          JULY 31, 2002
OPERATIONS:
Net investment loss                                                 $   (1,057,157)        $     (380,389)
Net realized gain (loss) on investments                                      9,303               (160,264)
Net change in unrealized appreciation/depreciation on investments       21,299,623             (9,413,287)
---------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS         20,251,769             (9,953,940)
=========================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAIN:
   Class A                                                                       -                 (4,728)
   Class B                                                                       -                 (1,408)
   Class C                                                                       -                   (956)
   Class P                                                                       -                     (1)
   Class Y                                                                       -                     (1)
---------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                              -                 (7,094)
=========================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                       47,365,241             69,054,691
Reinvestment of distributions                                                    -                  6,783
Cost of shares reacquired                                              (15,750,280)            (9,658,758)
---------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS                                      31,614,961             59,402,716
=========================================================================================================
NET INCREASE IN NET ASSETS                                              51,866,730             49,441,682
=========================================================================================================
NET ASSETS:
Beginning of year                                                       52,409,033              2,967,351
---------------------------------------------------------------------------------------------------------
END OF YEAR                                                         $  104,275,763         $   52,409,033
=========================================================================================================
ACCUMULATED NET INVESTMENT LOSS                                     $         (285)        $         (353)
=========================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                                                 YEAR ENDED 7/31           6/18/2001(d)
                                                           ----------------------------         TO
                                                              2003              2002         7/31/2001
PER SHARE OPERATING PERFORMANCE (CLASS A SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                       $     9.18        $    10.45     $    10.00
                                                           ==========        ==========     ==========
  Unrealized appreciation on investments                                                           .06
                                                                                            ----------
NET ASSET VALUE ON SEC EFFECTIVE DATE                                                       $    10.06
                                                                                            ==========

Investment operations:
  Net investment loss(a)                                         (.12)             (.12)          (.07)
  Net realized and unrealized gain (loss)                        2.65             (1.15)           .46
                                                           ----------        ----------     ----------
    Total from investment operations                             2.53             (1.27)           .39
                                                           ----------        ----------     ----------
Distributions to shareholders from net realized gain                -                 -(g)           -
                                                           ----------        ----------     ----------
NET ASSET VALUE, END OF PERIOD                             $    11.71        $     9.18     $    10.45
                                                           ==========        ==========     ==========

Total Return(b)(e)                                                                                 .60%(c)
Total Return(b)                                                 27.56%           (12.11)%         3.88%(c)(f)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver and expense reductions              1.71%             1.66%           .69%(c)
  Expenses, excluding waiver and expense reductions              1.89%             2.41%           .81%(c)
  Net investment loss                                           (1.30)%           (1.09)%         (.67)%(c)

                                                                 YEAR ENDED 7/31           6/18/2001(d)
                                                           ----------------------------         TO
SUPPLEMENTAL DATA:                                           2003               2002         7/31/2001
--------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                          $   59,717        $   29,962     $    2,214
  Portfolio turnover rate                                       68.48%            47.69%          5.86%
========================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 YEAR ENDED 7/31           6/18/2001(d)
                                                           ----------------------------         TO
                                                              2003              2002         7/31/2001
PER SHARE OPERATING PERFORMANCE (CLASS B SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                       $     9.12        $    10.45     $    10.00
                                                           ==========        ==========     ==========
  Unrealized appreciation on investments                                                           .06
                                                                                            ----------
NET ASSET VALUE ON SEC EFFECTIVE DATE                                                       $    10.06
                                                                                            ==========

Investment operations:
  Net investment loss(a)                                         (.18)             (.18)          (.07)
  Net realized and unrealized gain (loss)                        2.62             (1.15)           .46
                                                           ----------        ----------     ----------
    Total from investment operations                             2.44             (1.33)           .39
                                                           ----------        ----------     ----------
Distributions to shareholders from net realized gain                -                 -(g)           -
                                                           ----------        ----------     ----------
NET ASSET VALUE, END OF PERIOD                             $    11.56        $     9.12     $    10.45
                                                           ==========        ==========     ==========

Total Return(b)(e)                                                                                 .60%(c)
Total Return(b)                                                 26.75%           (12.68)%         3.88%(c)(f)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver and expense reductions              2.33%             2.27%           .75%(c)
  Expenses, excluding waiver and expense reductions              2.51%             3.02%           .87%(c)
  Net investment loss                                           (1.92)%           (1.70)%         (.76)%(c)

                                                                 YEAR ENDED 7/31           6/18/2001(d)
                                                           ----------------------------         TO
SUPPLEMENTAL DATA:                                            2003              2002         7/31/2001
--------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                          $   21,518        $   12,013     $      283
  Portfolio turnover rate                                       68.48%            47.69%          5.86%
========================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 YEAR ENDED 7/31           6/18/2001(d)
                                                           ----------------------------         TO
                                                              2003              2002         7/31/2001
PER SHARE OPERATING PERFORMANCE (CLASS C SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                       $     9.12        $    10.45     $    10.00
                                                           ==========        ==========     ==========
  Unrealized appreciation on investments                                                           .06
                                                                                            ----------
NET ASSET VALUE ON SEC EFFECTIVE DATE                                                       $    10.06
                                                                                            ==========

Investment operations:
  Net investment loss(a)                                         (.18)             (.18)          (.07)
  Net realized and unrealized gain (loss)                        2.62             (1.15)           .46
                                                           ----------        ----------     ----------
    Total from investment operations                             2.44             (1.33)           .39
                                                           ----------        ----------     ----------
Distributions to shareholders from net realized gain                -                 -(g)           -
                                                           ----------        ----------     ----------
NET ASSET VALUE, END OF PERIOD                             $    11.56        $     9.12     $    10.45
                                                           ==========        ==========     ==========

Total Return(b)(e)                                                                                 .60%(c)
Total Return(b)                                                 26.75%           (12.68)%         3.88%(c)(f)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver and expense reductions              2.33%             2.27%           .75%(c)
  Expenses, excluding waiver and expense reductions              2.51%             3.02%           .87%(c)
  Net investment loss                                           (1.92)%           (1.70)%         (.76)%(c)

                                                                 YEAR ENDED 7/31           6/18/2001(d)
                                                           ----------------------------         TO
SUPPLEMENTAL DATA:                                            2003              2002         7/31/2001
--------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                          $   23,039        $   10,432     $      468
  Portfolio turnover rate                                       68.48%            47.69%          5.86%
========================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                 YEAR ENDED 7/31           6/18/2001(d)
                                                           ----------------------------        TO
                                                              2003              2002        7/31/2001
PER SHARE OPERATING PERFORMANCE (CLASS P SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                       $     9.19        $    10.45     $    10.00
                                                           ==========        ==========     ==========
  Unrealized appreciation on investments                                                           .06
                                                                                            ----------
NET ASSET VALUE ON SEC EFFECTIVE DATE                                                       $    10.06
                                                                                            ==========

Investment operations:
  Net investment loss(a)                                         (.10)             (.12)          (.07)
  Net realized and unrealized gain (loss)                        2.64             (1.14)           .46
                                                           ----------        ----------     ----------
    Total from investment operations                             2.54             (1.26)           .39
                                                           ----------        ----------     ----------
Distributions to shareholders from net realized gain                -                 -(g)           -
                                                           ----------        ----------     ----------
NET ASSET VALUE, END OF PERIOD                             $    11.73        $     9.19     $    10.45
                                                           ==========        ==========     ==========

Total Return(b)(e)                                                                                 .60%(c)
Total Return(b)                                                 27.64%           (12.01)%         3.88%(c)(f)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver and expense reductions              1.78%+            1.72%           .70%(c)
  Expenses, excluding waiver and expense reductions              1.96%+            2.47%           .82%(c)
  Net investment loss                                           (1.37)%+          (1.15)%         (.68)%(c)

                                                                 YEAR ENDED 7/31           6/18/2001(d)
                                                           ----------------------------         TO
SUPPLEMENTAL DATA:                                            2003              2002         7/31/2001
--------------------------------------------------------------------------------------------------------
  Net assets, end of period (000)                          $        1        $        1     $        1
  Portfolio turnover rate                                       68.48%            47.69%          5.86%
=======================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (CONCLUDED)

                                                                 YEAR ENDED 7/31           6/18/2001(d)
                                                           ----------------------------         TO
                                                              2003              2002         7/31/2001
PER SHARE OPERATING PERFORMANCE (CLASS Y SHARES)
NET ASSET VALUE, BEGINNING OF PERIOD                       $     9.20        $    10.45     $    10.00
                                                           ==========        ==========     ==========
  Unrealized appreciation on investments                                                           .06
                                                                                            ----------
NET ASSET VALUE ON SEC EFFECTIVE DATE                                                       $    10.06
                                                                                            ==========

Investment operations:
  Net investment loss(a)                                         (.11)             (.10)          (.07)
  Net realized and unrealized gain (loss)                        2.66             (1.15)           .46
                                                           ----------        ----------     ----------
    Total from investment operations                             2.55             (1.25)           .39
                                                           ----------        ----------     ----------
Distributions to shareholders from net realized gain                -                 -(g)           -
                                                           ----------        ----------     ----------
NET ASSET VALUE, END OF PERIOD                             $    11.75        $     9.20     $    10.45
                                                           ==========        ==========     ==========

Total Return(b)(e)                                                                                 .60%(c)
Total Return(b)                                                 27.72%           (11.92)%         3.88%(c)(f)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including waiver and expense reductions              1.33%+            1.27%           .66%(c)
  Expenses, excluding waiver and expense reductions              1.51%+            2.02%           .78%(c)
  Net investment loss                                            (.92)%+           (.70)%         (.63)%(c)

                                                                 YEAR ENDED 7/31           6/18/2001(d)
                                                           ----------------------------         TO
SUPPLEMENTAL DATA:                                            2003              2002         7/31/2001
--------------------------------------------------------------------------------------------------------
    Net assets, end of period (000)                        $        1        $        1     $        1
    Portfolio turnover rate                                     68.48%            47.69%          5.86%
========================================================================================================

+    The ratios have been determined on a Fund basis.
(a)  Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)  Not annualized.
(d) Commencement of investment operations; SEC effective date on 6/26/01; Fund shares became available to the public on 7/2/01.
(e)  Total return is for the period 6/18/01 through 6/26/01.
(f)  Total return is for the period 6/26/01 through 7/31/01.
(g)  Amount represents less than $.01.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION

Lord Abbett Blend Trust (the "Trust") is registered under the Investment Company Act of 1940 (the "Act") as an open-end management company, organized as a Delaware Business Trust on May 1, 2001. The Trust has one series, Lord Abbett Small-Cap Blend Fund (the "Fund"). The Securities and Exchange Commission declared the registration of the Fund and its shares effective on June 26, 2001 and each class of shares became available to the public on July 2, 2001. The Fund is diversified under the Act.

The Fund's investment objective is to seek long-term growth of capital by investing primarily in stocks of small companies. The Fund offers five classes of shares: Classes A, B, C, P and Y, each with different expenses and dividends. A front-end sales charge is normally added to the Net Asset Value for Class A shares. There is no front-end sales charge in the case of the Class B, C, P and Y shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 24 months following any purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of the original purchase of Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.   SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities are valued at the last quoted sales price or, if no sales price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains or losses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

(e) EXPENSES-Expenses, excluding class specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, Class B, Class C and Class P shares bear all expenses and fees relating to their respective 12b-1 Distribution Plans.

(f) REPURCHASE AGREEMENTS-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities or U.S. Government Sponsored Enterprise securities having a value equal to, or in excess of, the value of the repurchase agreement. If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of them.

3.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE

The Trust has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio.

The management fee is based on average daily net assets at an annual rate of 0.75%. For the year ended July 31, 2003, Lord Abbett voluntarily waived a portion of its management fee.

In addition, effective January 1, 2003, Lord Abbett began providing certain administrative services to the Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of the Fund's average daily net assets. This results in Lord Abbett paying fund accounting expenses that were previously charged to the Fund.

12b-1 DISTRIBUTION PLANS

The Fund has adopted a distribution plan with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEE                         CLASS A           CLASS B         CLASS C          CLASS P
--------------------------------------------------------------------------------------
Service                        .25%              .25%            .25%             .20%
Distribution                   .10%(1)(2)        .75%            .75%             .25%

(1) In addition, the Fund pays a one-time distribution fee of up to 1% on certain qualifying purchases, which is generally amortized over a two-year period.

(2) Until January 1, 2003, the Fund paid an incremental marketing fee of approximately .03% of average daily net assets attributable to Class A.

Class Y does not have a distribution plan.

COMMISSIONS

Distributor received the following commissions on sales of Class A shares of the Fund after concessions were paid to authorized dealers for the year ended July 31, 2003:

DISTRIBUTOR         DEALERS'
COMMISSIONS      CONCESSIONS
----------------------------
$ 77,352           $ 435,643

One Trustee and certain of the Trust's officers have an interest in Lord Abbett.

4.   DISTRIBUTIONS & CAPITAL LOSS CARRYFORWARD

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in capital.

The tax character of distributions paid during the years ended July 31, 2003 and 2002 are as follows:

                                    7/31/2003      7/31/2002
------------------------------------------------------------
Distributions paid from:
Ordinary income                           $ -        $ 7,094
------------------------------------------------------------
Total distributions paid                  $ -        $ 7,094
============================================================

As of July 31, 2003, the Fund's components of accumulated earnings (losses) on a tax basis are as follows:

Temporary differences                           $   (428,104)
Unrealized gains - net                            11,781,237
------------------------------------------------------------
   Total accumulated gains - net                $ 11,353,133
============================================================
Capital loss carryforward years of expiration           None

Capital losses incurred after October 31 ("Post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net capital losses of $427,819 during fiscal 2003.

As of July 31, 2003, the Fund's aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes are as follows:

Tax cost                                    $ 92,853,987
--------------------------------------------------------
Gross unrealized gain                         14,374,994
Gross unrealized loss                         (2,593,757)
--------------------------------------------------------
   Net unrealized security gain             $ 11,781,237
========================================================

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and other temporary tax adjustments.

Permanent items identified during the year ended July 31, 2003 have been reclassified among the components of net assets based on their tax basis treatment as follows:

ACCUMULATED NET      ACCUMULATED NET             PAID-IN
INVESTMENT LOSS        REALIZED LOSS             CAPITAL
--------------------------------------------------------
$ 1,057,225               $ (445,055)         $ (612,170)

5.   PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (other than short-term investments) for the year ended July 31, 2003 are as follows:

PURCHASES             SALES
---------------------------
$ 70,173,962   $ 44,309,324

There were no purchases or sales of U.S. Government securities for the year ended July 31, 2003.

6.   TRUSTEES' REMUNERATION

The Trust's officers and the one Trustee who are associated with Lord Abbett do not receive any compensation from the Trust for serving in such capacities. Outside Trustees' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Trustees under which outside Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Trustees' fees on the Statement of Operations and in Trustees' fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.   EXPENSE REDUCTIONS

The Fund has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

8.   LINE OF CREDIT

The Fund, along with certain other funds managed by Lord Abbett, has available a $200,000,000 unsecured revolving credit facility ("Facility"), from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is at an annual rate of .09%. As of July 31, 2003, there are no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the year ended July 31, 2003.

9.   CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company ("SSB") is the Fund's custodian and accounting agent. SSB performs custodian functions and accounting and record keeping functions relating to portfolio transactions and calculating the Fund's net asset value.

10.  INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing as well as the particular risks associated with growth and value stocks. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Fund invests. Different types of stocks shift in and out of favor depending on market and economic conditions. Growth stocks tend to be more volatile than other stocks. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, if the Fund's assessment of a company's potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests primarily in small company stocks, which tend to be more volatile and can be less liquid than large company stocks. Small companies may also have more limited product lines, markets or financial resources, and typically experience a higher risk of failure than large companies. These factors can affect Fund performance.

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

11.  SUMMARY OF CAPITAL TRANSACTIONS

The Trust has an unlimited number of authorized shares of beneficial interest.

                                                          YEAR ENDED                        YEAR ENDED
                                                       JULY 31, 2003                     JULY 31, 2002
------------------------------------------------------------------------------------------------------
                                             SHARES           AMOUNT           SHARES           AMOUNT
------------------------------------------------------------------------------------------------------
CLASS A SHARES

Shares sold                               2,908,482    $  28,100,893        3,753,762    $  40,724,135
Reinvestment of distributions                     -                -              464            4,692
Shares reacquired                        (1,072,690)     (10,036,648)        (703,068)      (7,449,765)
------------------------------------------------------------------------------------------------------
Increase                                  1,835,792    $  18,064,245        3,051,158    $  33,279,062
------------------------------------------------------------------------------------------------------

CLASS B SHARES

Shares sold                                 817,977    $   7,840,219        1,415,515    $  15,409,487
Reinvestment of distributions                     -                -              122            1,234
Shares reacquired                          (274,061)      (2,510,069)        (126,045)      (1,281,171)
------------------------------------------------------------------------------------------------------
Increase                                    543,916    $   5,330,150        1,289,592    $  14,129,550
------------------------------------------------------------------------------------------------------

CLASS C SHARES

Shares sold                               1,192,843    $  11,424,129        1,189,851    $  12,921,069
Reinvestment of distributions                     -                -               85              855
Shares reacquired                          (343,914)      (3,203,563)         (91,364)        (927,822)
------------------------------------------------------------------------------------------------------
Increase                                    848,929    $   8,220,566        1,098,572    $  11,994,102
------------------------------------------------------------------------------------------------------

CLASS P SHARES

Reinvestment of distributions                     -    $           -                -(a) $           1
------------------------------------------------------------------------------------------------------
Increase                                          -    $           -                -(a) $           1
------------------------------------------------------------------------------------------------------

CLASS Y SHARES

Reinvestment of distributions                     -    $           -                -(a) $           1
------------------------------------------------------------------------------------------------------
Increase                                          -    $           -                -(a) $           1
------------------------------------------------------------------------------------------------------

(a) Amount represents less than 1 share.

INDEPENDENT AUDITORS' REPORT

THE BOARD OF TRUSTEES AND SHAREHOLDERS,
LORD ABBETT BLEND TRUST -- LORD ABBETT SMALL-CAP BLEND FUND:

We have audited the accompanying statement of assets and liabilities of Lord Abbett Blend Trust - Lord Abbett Small-Cap Blend Fund (the "Fund"), including the schedule of investments, as of July 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2003 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lord Abbett Blend Trust - Lord Abbett Small-Cap Blend Fund as of July 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

New York, New York
September 23, 2003

BASIC INFORMATION ABOUT MANAGEMENT

The Board of Trustees is responsible for the management of the business and affairs of the Trust in accordance with the laws of the State of Delaware. The Board appoints officers who are responsible for the day-to-day operations of the Trust and who execute policies authorized by the Board. The Board also approves an investment adviser to the Trust and continues to monitor the cost and quality of the services provided by the investment adviser, and annually considers whether to renew the contract with the adviser.

Lord, Abbett & Co. LLC ("Lord Abbett"), a Delaware limited liability company, is the Fund's investment adviser.

The following Trustee is the Managing Partner of Lord Abbett and is an "interested person" as defined in the Act. Mr. Dow is also an officer, director, or trustee of each of the fourteen Lord Abbett-sponsored funds, which consist of 48 portfolios or series.

                                    CURRENT POSITION
NAME, ADDRESS AND                   LENGTH OF SERVICE            PRINCIPAL OCCUPATION                          OTHER
DATE OF BIRTH                          WITH TRUST               DURING PAST FIVE YEARS                     DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------------------------
ROBERT S. DOW                     Trustee and Chairman    Managing Partner and Chief            N/A
Lord, Abbett & Co. LLC            since 2001              Investment Officer of Lord Abbett
90 Hudson Street                                          since 1996.
Jersey City, NJ
Date of Birth: 3/8/1945

                                   ----------

INDEPENDENT TRUSTEES

The following outside Trustees are also directors or trustees of each of the fourteen Lord Abbett-sponsored funds, which consist of 48 portfolios or series.

                                    CURRENT POSITION
NAME, ADDRESS AND                   LENGTH OF SERVICE            PRINCIPAL OCCUPATION                          OTHER
DATE OF BIRTH                          WITH TRUST               DURING PAST FIVE YEARS                     DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------------------------
E. THAYER BIGELOW                 Trustee since 2001      Managing General Partner, Bigelow     Currently serves as director of
Bigelow Media, LLC                                        Media, LLC (since 2000); Senior       Adelphia Communications Corp.,
41 Madison Ave.,                                          Adviser, Time Warner Inc.             Crane Co. and Huttig Building
Suite 3810                                                (1998 - 2000); Acting Chief           Products Inc.
New York, NY                                              Executive Officer of Courtroom
Date of Birth: 10/22/1941                                 Television Network (1997 - 1998);
                                                          President and Chief Executive
                                                          Officer of Time Warner Cable
                                                          Programming, Inc. (1991 - 1997).

WILLIAM H.T. BUSH                 Trustee since 2001      Co-founder and Chairman of the        Currently serves as director of
Bush-O'Donnell & Co., Inc.                                Board of the financial advisory       Wellpoint Health Network, Inc., DT
101 South Hanley Road                                     firm of Bush-O'Donnell & Company      Industries Inc., and Engineered
Suite 1250                                                (since 1986).                         Support Systems, Inc.
St. Louis, MO
Date of Birth: 7/14/1938

                                    CURRENT POSITION
NAME, ADDRESS AND                   LENGTH OF SERVICE            PRINCIPAL OCCUPATION                          OTHER
DATE OF BIRTH                          WITH TRUST               DURING PAST FIVE YEARS                     DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------------------------
ROBERT B. CALHOUN, JR.            Trustee since 2001      Managing Director of Monitor          Currently serves as director of
Monitor Clipper Partners                                  Clipper Partners (since 1997)         Avondale, Inc. and Interstate
650 Madison Ave. 9th Fl.                                  and President of Clipper Asset        Bakeries Corp.
New York, NY                                              Management Corp. (since 1991),
Date of Birth: 10/25/1942                                 both private equity investment
                                                          funds.

STEWART S. DIXON                  Trustee since 2001;     Partner in the law firm of            N/A
Wildman, Harrold,                 retired 12/31/2002      Wildman, Harrold, Allen &
Allen & Dixon                                             Dixon (since 1967).
225 W. Wacker Drive,
Suite 2800
Chicago, IL
Date of Birth: 11/5/1930

FRANKLIN W. HOBBS                 Trustee since 2001      Senior Advisor (since April           Currently serves as director of
Houlihan Lokey                                            2003) and Former Chief                Adolph Coors Company.
Howard & Zukin                                            Executive Officer of Houlihan
685 Third Ave.                                            Lokey Howard & Zukin, an
New York, NY                                              investment bank (January 2002 -
Date of Birth: 7/30/1947                                  April 2003); Chairman of
                                                          Warburg Dillon Read (1999 - 2000);
                                                          Global Head of Corporate Finance
                                                          of SBC Warburg Dillon Read (1997 -
                                                          1999); Chief Executive Officer
                                                          of Dillon, Read & Co. (1994 -
                                                          1997).

C. ALAN MACDONALD                 Trustee since 2001      Retired - General Business            Currently serves as director of
415 Round Hill Road                                       and Governance Consulting (since      Fountainhead Water Company, Lincoln
Greenwich, CT                                             1992); formerly President and CEO     Snacks, H.J. Baker, and Seix Fund,
Date of Birth: 5/19/1933                                  of Nestle Foods.                      Inc.*

THOMAS J. NEFF                    Trustee since 2001      Chairman of Spencer Stuart, an        Currently serves as director of
Spencer Stuart                                            executive search consulting           Ace, Ltd. and Exult, Inc.
277 Park Avenue                                           firm (since 1996); President
New York, NY                                              of Spencer Stuart (1979 - 1996).
Date of Birth: 10/2/1937

                                    CURRENT POSITION
NAME, ADDRESS AND                   LENGTH OF SERVICE            PRINCIPAL OCCUPATION                          OTHER
DATE OF BIRTH                          WITH TRUST               DURING PAST FIVE YEARS                     DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------------------------
JAMES F. ORR, III                 Trustee since 2002;     President and CEO of LandingPoint     Currently serves as Chairman of
80 Pinckney Street                retired 3/3/2003        Capital (since 2002); Chairman        Rockefeller Foundation, Director of
Boston, MA                                                and CEO of United Asset Management    Nashua Corp. and SteelPoint
Date of Birth: 3/5/1943                                   Corporation (2000 to 2001);           Technologies.
                                                          Chairman and CEO of UNUM
                                                          Provident Corporation (1999 -
                                                          merger); Chairman and CEO of UNUM
                                                          Corporation (1988 - 1999).

----------
* Seix Fund, Inc. is a registered investment company that is advised by Seix Investment Advisors Inc. Seix Investment Advisors Inc.'s Chairman, CEO, and Chief Investment Officer is married to Robert Dow, the Trust's Chairman, CEO, and President and the Managing Partner of Lord Abbett.

                                   ----------

OFFICERS

None of the officers listed below have received compensation from the Trust. All the officers of the Trust may also be officers of the other Lord
Abbett-sponsored funds and maintain offices at 90 Hudson Street, Jersey City, New Jersey 07302.

   NAME AND                         CURRENT POSITION          LENGTH OF SERVICE                       PRINCIPAL OCCUPATION
(DATE OF BIRTH)                        WITH TRUST            OF CURRENT POSITION                     DURING PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------------
ROBERT S. DOW                     Chief Executive            Elected in 2001                    Managing Partner and Chief
(3/8/1945)                        Officer and President                                         Investment Officer of Lord Abbett
                                                                                                since 1996.

MICHAEL T. SMITH                  Executive Vice             Elected in 2001                    Partner and Investment Manager,
(5/28/1963)                       President                                                     joined Lord Abbett in 1997.

TRACIE E. AHERN                   Vice President and         Elected in 2001                    Partner and Director of Portfolio
(1/12/1968)                       Treasurer                                                     Accounting and Operations, joined
                                                                                                Lord Abbett in 1999, prior thereto
                                                                                                Vice President - Head of Fund
                                                                                                Administration of Morgan Grenfell.

JOAN A. BINSTOCK                  Chief Financial            Elected in 2001                    Partner and Chief Operations
(3/4/1954)                        Officer and Vice                                              Officer, joined Lord Abbett in 1999,
                                  President                                                     prior thereto Chief Operating
                                                                                                Officer of Morgan Grenfell.

DANIEL E. CARPER                  Vice President             Elected in 2001                    Partner, joined Lord Abbett in 1979.
(1/22/1952)

BASIC INFORMATION ABOUT MANAGEMENT (CONCLUDED)

   NAME  AND                        CURRENT POSITION          LENGTH OF SERVICE                       PRINCIPAL OCCUPATION
(DATE OF BIRTH)                        WITH TRUST            OF CURRENT POSITION                     DURING PAST FIVE YEARS
-----------------------------------------------------------------------------------------------------------------------------------
PAUL A. HILSTAD                   Vice President and         Elected in 2001                    Partner and General Counsel, joined
(12/13/1942)                      Secretary                                                     Lord Abbett in 1995.

LAWRENCE H. KAPLAN                Vice President and         Elected in 2001                    Partner and Deputy General Counsel,
(1/16/1957)                       Assistant Secretary                                           joined Lord Abbett in 1997.

ROBERT G. MORRIS                  Vice President             Elected in 2001                    Partner and Director of Equity
(11/06/1944)                                                                                    Investments, joined Lord Abbett in
                                                                                                1991.

A. EDWARD OBERHAUS, III           Vice President             Elected in 2001                    Partner and Manager of Equity
(12/21/1959)                                                                                    Trading, joined Lord Abbett in 1983.

VINCENT SCIALLI                   Vice President             Elected in 2002                    Senior Equity Analyst-Small Cap
(11/5/1969)                                                                                     Blend Team, joined Lord Abbett in
                                                                                                2001, formerly Senior Research
                                                                                                Analyst at Bear, Stearns & Co. from
                                                                                                2000 to 2001, prior thereto Senior
                                                                                                Equity Analyst at Prudential
                                                                                                Securities.

CHRISTINA T. SIMMONS              Vice President and         Elected in 2001                    Assistant General Counsel, joined
(11/12/1957)                      Assistant Secretary                                           Lord Abbett in 1999, formerly
                                                                                                Assistant General Counsel of
                                                                                                Prudential Investments from 1998 to
                                                                                                1999, prior thereto Counsel of
                                                                                                Drinker, Biddle & Reath LLP, a law
                                                                                                firm.

BERNARD J. GRZELAK                Assistant Treasurer        Elected in 2003                    Director of Fund Administration,
(6/12/1971)                                                                                     joined Lord Abbett in 2003, formerly
                                                                                                Vice President, Lazard Asset
                                                                                                Management from 2000 to 2003, prior
                                                                                                thereto Manager of Deloitte & Touche
                                                                                                LLP.

Please call 1-888-522-2388 for a copy of the Statement of Additional Information
(SAI), which contains further information about the Trust's Trustees. It is available free upon request.

HOUSEHOLDING

The Trust has adopted a policy that allows it to send only one copy of the Fund's Prospectus, proxy material, annual report and semi-annual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219100, Kansas City, MO 64121.

PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that Lord Abbett uses to vote proxies relating to the Fund's portfolio securities is available without charge, upon request, by calling 888-522-2388 or on Lord Abbett's web site at www.LordAbbett.com.

[LORD ABBETT(R) LOGO]

   This report when not used for the general
information of shareholders of the Fund, is to
be distributed only if preceded or accompanied
         by a current Fund Prospectus.                         Lord Abbett Blend Trust
                                                                      Lord Abbett Small-Cap Blend Fund

 Lord Abbett Mutual Fund shares are distributed by:
             LORD ABBETT DISTRIBUTOR LLC
90 Hudson Street - Jersey City, New Jersey 07302-3973                                                           LASCB-2-703
                                                                                                                     (9/03)

ITEM 2: Code of Ethics.

       (a) In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant ("Code of Ethics"). The Code of Ethics was in effect from June 19, 2003 through the end of the reporting period on July 31, 2003 (the "Period").

       (b) Not applicable.

       (c) The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

       (d) The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

       (e) Not applicable.

       (f) See Item 10(a) concerning the filing of the Code of Ethics.


ITEM 3: Audit Committee Financial Expert.

       The Registrant's Board of Trustees has determined that each of the independent Trustees who comprise the audit committee are audit committee financial experts. The members of the audit committee are E. Thayer Bigelow, Robert B. Calhoun, and Franklin W. Hobbs. Each audit committee member is independent within the meaning of the Form N-CSR.

ITEM 4: Principal Accountant Fees and Services.
       Not applicable.

ITEM 5: Audit Committee of Listed Registrants
       Not applicable.

ITEM 6: [Reserved]

ITEM 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
       Not applicable.

ITEM 8: [Reserved]

ITEM 9: Controls and Procedures.

       (a) Based on their evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of September 26, 2003, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

       (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 10: Exhibits.

ITEM 10(a): Code of Ethics, as required by Item 2, is attached hereto as part of EX-99.CODEETH.

ITEM 10(b):
 (i) Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

 (ii) Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                      LORD ABBETT BLEND TRUST

                                       /s/ Robert S. Dow
                                      ---------------------------------------
                                      Robert S. Dow
                                      Chief Executive Officer,
                                      Chairman and President


                                       /s/ Joan A. Binstock
                                      ---------------------------------------
                                      Joan A. Binstock
                                      Chief Financial Officer and Vice President


Date:  September 26, 2003

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

                                      LORD ABBETT BLEND TRUST


                                       /s/ Robert S. Dow
                                      ---------------------------------------
                                      Robert S. Dow
                                      Chief Executive Officer,
                                      Chairman and President


                                       /s/ Joan A. Binstock
                                      ---------------------------------------
                                      Joan A. Binstock
                                      Chief Financial Officer and Vice President


Date:  September 26, 2003